Long-Term Debt - Tordis Loan Facility (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 01, 2017	Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt
Long-term debt, outstanding		$ 1,036,118	$ 1,002,813
Tordis Loan Facility [Member]
Long-Term Debt
Long-term debt, outstanding	$ 114,400	75,871	$ 80,931
Final balloon payment to be paid	$ 70,800
Minimum liquidity of Partnership		15,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		1,500
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining		$ 1,000
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio for Partnership		2.50%
Maximum market value of vessels as percentage of outstanding loan (in percent)		130.00%
Tordis Loan Facility [Member] | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	1.90%